DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of convertible notes

	2024	2023
Principal Outstanding	$–	$166,650
Less: unamortized debt discount	–	(45,725)
Convertible notes, net	$–	$120,925

Schedule of outstanding convertible notes and derivative liability

	Face Amount		Derivative Liability
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
1800 Diagonal Lending	$–	$166,650	$–	$108,958
Carebourn	–	–	–	–
Carebourn	–	–	–	–
More Capital	–	–	–	–
EMA	–	–	–	–
	$–	$166,650	$–	$108,958

Schedule of derivative liability

Derivative Liability
Balances at December 31, 2023	$108,958
Loss on issuance of debt	–
Issuance of convertible note - 1800 Diagonal Lending	(120,925)
Change in fair value	(45,268)
EMA settlement	–
Balances at December 31, 2024	$(57,235)

Schedule of loans payable

	December 31,
	2024	2023
RI - line of credit	$153,358	$153,358
RI - Short-term loans	46,544	46,544
WS - line of credit	218,616	218,616
WS - Short-term loans	151,970	151,970
OPT – Optilan Communications & Security Ltd	1,042	–
Loans payable, current	$571,530	$570,487

RI - SBA EIDL	$102,597	$102,597
RI - long-term loans	65,532	63,533
WS - SBA EIDL	26,307	26,307
WS - long-term loans	97,532	97,532
Loans payable, non-current	$291,967	$291,968